Lines of Credit and Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Payments for call options			$ 73,646	$ 0	$ 0
2019 and 2021 Notes
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share)		$ 32.056
Call Spread Overlay
Debt Instrument [Line Items]
Proceeds from issuance of warrants						$ 69,400
Net cash outlay for call spread overlay			28,300			35,800
Warrant issuance costs			300
Option issuance costs			100
Accrual of warrant and option issuance costs			100
Call Spread Overlay | 2023 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants			$ 45,400
Call Spread Overlay | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options						105,200
Number of shares called by warrants		25,800,000
Exercise price of warrants (in dollars per share)		$ 32.085
Call Spread Overlay | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options						$ 73,600
Number of shares called by warrants	9,700,000		9,700,000.0
Exercise price of warrants (in dollars per share)	$ 50.9664		$ 50.9664
Threshold trading days expiration	50 days		50 days
Call Spread Overlay | Warrant class 1 | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Number of shares called by warrants		15,200,000
Threshold trading days expiration		50 days
Call Spread Overlay | Warrant class 2 | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Number of shares called by warrants		10,600,000
Threshold trading days expiration		50 days
Call Option | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options			$ 105,200
Call Option | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options			$ 73,600